Accounts and Other Receivables	12 Months Ended
Dec. 31, 2020
Trade And Other Receivables [Abstract]
Accounts and Other Receivables

7. Accounts and Other Receivables

(1) Accounts and other receivables as of December 31, 2020 and 2019 are as follows:

	December 31, 2020		December 31, 2019
	(In millions of Korean won)
Accounts receivables
Non-related party	~~W~~	57,793	~~W~~	29,697
Related party		2,547		2,721
Less : Loss allowance		(579)		(165)
Accounts receivables, net	~~W~~	59,761	~~W~~	32,253

	December 31, 2020		December 31, 2019
	(In millions of Korean won)
Other receivables
Non-related party	~~W~~	13	~~W~~	60
Related party		—		—
Less: Loss allowance		(5)		(4)
Other receivables, net	~~W~~	8	~~W~~	56

(2) Changes in the loss allowance of accounts and other receivables during the years ended December 31, 2020, 2019 and 2018 are as follows:

	2020		2019			2018
	(In millions of Korean won)
Accounts receivables
Beginning balance	~~W~~	165	~~W~~	22	~~W~~	123
Bad debt expenses		712		281		55
Reversal of allowance for doubtful accounts		(50)		—		—
Write-off		(248)		(138)		(156)
Ending balance	~~W~~	579	~~W~~	165	~~W~~	22

	2020		2019			2018
	(In millions of Korean won)
Other receivables
Beginning balance	~~W~~	4	~~W~~	84	~~W~~	46
Bad debt expenses		1		—		40
Reversal of allowance for doubtful accounts		—		(34)		—
Write-off		—		(46)		(2)
Ending balance	~~W~~	5	~~W~~	4	~~W~~	84

(3) Expected credit losses (ECLs) and credit risk exposures for accounts and other receivables as of December 31, 2020 and 2019 are as follows:

① Accounts receivables

As of December 31, 2020	Expected loss rate	Carrying amount		Loss allowance
		(In millions of Korean won)
Not due or overdue less than 90 days	0.1%	~~W~~	57,661	~~W~~	54
More than 90 days ~ Less than 180 days	5.0%		2,138		107
More than 180 days ~ Less than 270 days	55.3%		276		153
More than 270 days ~ Less than 1 year	99.9%		79		79
More than 1 year	100.0%		186		186
Total		~~W~~	60,340	~~W~~	579

As of December 31, 2019	Expected loss rate	Carrying amount		Loss allowance
		(In millions of Korean won)
Not due or overdue less than 90 days	0.3%	~~W~~	31,146	~~W~~	97
More than 90 days ~ Less than 180 days	3.6%		1,213		44
More than 180 days ~ Less than 270 days	21.1%		30		6
More than 270 days ~ Less than 1 year	51.9%		24		12
More than 1 year	100.0%		6		6
Total		~~W~~	32,419	~~W~~	165

② Other receivables

As of December 31, 2020	Expected loss rate	Carrying amount		Loss allowance
		(In millions of Korean won)
Not due or overdue less than 90 days	—%	~~W~~	8	~~W~~	—
More than 90 days ~ Less than 180 days	—%		—		—
More than 180 days ~ Less than 270 days	—%		—		—
More than 270 days ~ Less than 1 year	100%		5		5
Total		~~W~~	13	~~W~~	5

As of December 31, 2019	Expected loss rate	Carrying amount		Loss allowance
		(In millions of Korean won)
Not due or overdue less than 90 days	4.3%	~~W~~	57	~~W~~	2
More than 90 days ~ Less than 180 days	32.8%		2		1
More than 180 days ~ Less than 270 days	99.6%		1		1
More than 270 days ~ Less than 1 year	100.0%		1		—
Total		~~W~~	61	~~W~~	4

In assessing the recoverability of accounts receivables, the Group considers changes in the credit rating of accounts and other receivables from the commencement of the credit to the end of the reporting period.

The Group applies simplified approach for account and other receivables to measure the loss allowance at an amount equal to lifetime expected credit losses. To measure the expected credit losses, account and other receivables are grouped based on credit risk characteristics and the duration of past due balances. ECLs are a probability-weighted estimate of credit losses. Credit losses are measured as the present value of all cash shortfalls. The Group considers reasonable and supportable information that is relevant and available without undue cost or effort. This includes the Group’s historical experience and informed credit assessment that includes forward-looking information.